UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-06628

The Yacktman Funds, Inc.
(Exact name of registrant as specified in charter)

6300 Bridgepoint Parkway
Building One, Suite 320
Austin, TX 78730
(Address of principal executive offices) (Zip code)

Donald A. Yacktman
c/o Yacktman Asset Management Co.
6300 Bridgepoint Parkway
Building One, Suite 320
Austin, TX 78730
(Name and address of agent for service)

512.767.6700
Registrant's telephone number, including area code

Date of fiscal year end: 12.31.11

Date of reporting period:  12.31.11

Item 1. Reports to Stockholders.

ANNUAL REPORT
December 31, 2011

The Yacktman Funds, Inc.

MESSAGE TO SHAREHOLDERS

Donald A. Yacktman	Stephen Yacktman	Jason Subotky

In 2011, The Yacktman Focused Fund and The Yacktman Fund appreciated 7.41% and 7.30%, compared to the S&P 500 which was up 2.11%.  We are pleased to have delivered solid returns in a year where the S&P 500 was barely higher and, according to The Wall Street Journal, the average diversified U.S. stock fund declined 2.9%.

	The Yacktman
Average Annual Returns	Focused Fund	S&P 500®
One Year (01/01/11 - 12/31/11)	7.41%	2.11%
Three Years (01/01/09 - 12/31/11)	25.04%	14.11%
Five Years (01/01/07 - 12/31/11)	9.13%	-0.25%
Ten Years (01/01/02 - 12/31/11)	11.39%	2.92%

Cumulative Returns
One Year (01/01/11 - 12/31/11)	7.41%	2.11%
Three Years (01/01/09 - 12/31/11)	95.52%	48.59%
Five Years (01/01/07 - 12/31/11)	54.79%	-1.24%
Ten Years (01/01/02 - 12/31/11)	194.07%	33.35%

■ The Yacktman Focused Fund
☐ S&P 500®

The chart assumes an initial gross investment of $10,000 made on 12/31/01.

The Yacktman Funds, Inc.

Average Annual Returns	The Yacktman Fund	S&P 500®
One Year (01/01/11 - 12/31/11)	7.30%	2.11%
Three Years (01/01/09 - 12/31/11)	24.41%	14.11%
Five Years (01/01/07 - 12/31/11)	8.04%	-0.25%
Ten Years (01/01/02 - 12/31/11)	10.63%	2.92%

Cumulative Returns
One Year (01/01/11 - 12/31/11)	7.30%	2.11%
Three Years (01/01/09 - 12/31/11)	92.56%	48.59%
Five Years (01/01/07 - 12/31/11)	47.21%	-1.24%
Ten Years (01/01/02 - 12/31/11)	174.52%	33.35%

■ The Yacktman Fund
☐ S&P 500®

The chart assumes an initial gross investment of $10,000 made on 12/31/01.

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

Even after a very successful year where our funds stood out for solid absolute and strong relative returns, we wanted to remind investors that we prefer to judge results over longer time periods.  We are proud of the long-term performance as $10,000 invested in The Yacktman Focused Fund and The Yacktman Fund ten years ago would be $29,406 and $27,450 compared to $13,332 in the S&P 500 on December 31, 2011.

In 2011 there was a significant amount of market volatility as concerns about the financial health of many countries and financial institutions, especially those in Europe, increased greatly.  In the steepest of the declines our funds performed much better than the overall market, something

The Yacktman Funds, Inc.

we were also able to accomplish in the down markets of 2008-2009 and 2000-2002.  We believe protecting capital in challenging times is one of the keys to long-term investment success.

Our top positions continue to be in some of the greatest businesses in the world.  Many of these companies offer products or services that are staples of today’s global society, giving their businesses a  level of predictability and consistency which we think is especially valuable in an environment where there is a high degree of uncertainty.

Top 10 Positions

The Yacktman	% of Net		% of Net
Focused Fund	Assets	The Yacktman Fund	Assets
PepsiCo, Inc.	10.8%	PepsiCo, Inc.	10.5%
News Corp., Class A	10.4%	News Corp., Class A	10.4%
Procter & Gamble Co.	8.6%	Procter & Gamble Co.	4.9%
Microsoft Corp.	6.7%	Microsoft Corp.	4.8%
C.R. Bard, Inc.	4.2%	Cisco Systems, Inc.	4.5%
Cisco Systems, Inc.	4.1%	Johnson & Johnson	3.7%
Sysco Corp.	3.3%	Coca-Cola Co.	3.6%
Coca-Cola Co.	3.1%	C.R. Bard, Inc.	3.5%
Pfizer, Inc.	2.7%	Sysco Corp.	3.5%
U.S. Bancorp	2.4%	U.S. Bancorp	2.8%

Portfolio Holdings
Media
News Corp, Viacom, and Comcast had strong returns in 2011, yet all three companies still sell at low multiples of earnings and free cash flow.  By far our largest media position is News Corp, which we think has an outstanding group of businesses and continues to be priced at a very compelling valuation.

Last year, News Corp was the top contributor to results in each fund, and interestingly was also the most controversial holding.  In the middle of the year, a phone hacking scandal at one of News Corp’s newspapers in the United Kingdom became a significant short-term issue.  Management handled the situation effectively by closing the newspaper where the activities took place, cancelling a proposed transaction to take full control of the largest satellite operator in the United Kingdom, BSkyB, and announcing a return of capital to shareholders via stock repurchase.

We bought additional News Corp shares during the controversy, as we did not think that the company’s most valuable assets, cable and television content, would be materially impacted by the scandal.  This proved to be the case, and News Corp’s cable and television content businesses posted another stellar year in 2011, achieving high rates of growth in revenues and earnings.  From August through the end of the year, News Corp management repurchased $2.5 billion of stock, representing more than 5% of the company’s outstanding shares, at what we think were very attractive prices.  At less than 12 times our estimate of calendar 2012 earnings per share, we think News Corp is still inexpensive.

“Old Tech”
Last year, the shares of many more established technology companies were out of favor, allowing us to increase our weighting to a group which we call “old tech”.  At the end of 2011, Microsoft and Cisco were our largest “old tech” positions and in the top six holdings of each fund.  We also owned smaller positions in HP, Corning, and Research in Motion, all of which underperformed in 2011.

Microsoft’s shares were modestly weaker last year even though the company delivered solid business results.  At year end, the stock sold at slightly more than seven times our estimate of 2012 earnings after adjusting for the excess cash on the balance sheet.  At this low multiple, Microsoft can be a good investment if the business just delivers stable results.  If Microsoft achieves success from new products like Windows 8, we think the stock could perform exceptionally well.

The Yacktman Funds, Inc.

During 2011 we substantially increased our position in Cisco Systems as the shares collapsed in the middle of the year.  We think management has taken a realistic and prudent approach to handling the company’s short-term challenges, as did other investors, and the stock rebounded solidly at the end of the year.  We think the shares continue to be attractive at current prices.

Consumer Staples
Our largest positions in consumer staple companies produced solid results in 2011, with PepsiCo, Procter & Gamble, Coca-Cola, and Clorox appreciating in the mid-to-high single digits.  These businesses tend to be fairly stable and predictable, with a strong ability to handle uncertain economic periods.  We reduced our weightings in Coca-Cola and Clorox during the year due to their strong price performance.

Healthcare
In 2011 pharmaceutical shares were generally strong and medical device stocks weaker.  Pfizer was a solid contributor to fund results with the stock appreciating more than 20% in 2011.  Johnson & Johnson, which has a diverse set of businesses, including medical device, pharmaceutical, and consumer health also performed well.  Medical device stocks like C.R. Bard, Stryker, and Becton Dickinson all declined in the mid-to-high single digit range.

C.R. Bard underperformed in 2011 due to slower customer demand as the weak economy caused a reduced number of patient procedures.  Bard is more than 100 years old and sells a wide variety of modestly priced, often disposable medical devices and supplies.  We are impressed by the company’s product portfolio as well as the CEO, Tim Ring, who is focused on delivering results over the long term while managing risk.  We increased our position in C.R. Bard as the stock declined.

Special Situations
Apollo Group and H&R Block both increased more than 35% in 2011.  Apollo’s shares rose sharply as the company demonstrated an ability to successfully handle changes in government student lending policies.  H&R Block’s stock increased as concerns about potential legacy liabilities from the Option One mortgage business, a unit that was sold in 2008, decreased, and a new CEO, Bill Cobb took over.

Conclusion
We are happy with the results of 2011.  We achieved solid returns in a turbulent market and effectively managed portfolio risk. Currently, the quality level of the companies in the funds is extremely high and valuations are attractive. We will work hard to objectively examine current positions and new opportunities and, as always, we will continue to be diligent, objective, and patient when managing The Yacktman Funds.

Sincerely,

The Yacktman Team

The S&P 500 is an unmanaged but commonly used measure of common stock total return performance.

The performance data quoted for The Yacktman Fund and The Yacktman Focused Fund represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that the investor’s shares, when redeemed, may be worth more or less than their original cost. The current performance may be higher or lower than the performance data quoted. The most recent month-end performance data may be obtained by calling this toll free number 1-800-525-8258.

An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. The Funds’ prospectus contains this and other important information about the Funds. An investor may obtain a prospectus by clicking here or by calling this toll free number 1-800-525-8258. The prospectus should be read carefully before investing.

An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. The Funds’

The Yacktman Funds, Inc.

prospectus contains this and other important information about the Funds. An investor may obtain a prospectus at www.yacktman.com or by calling this toll free number 1-800-525-8258. The prospectus should be read carefully before investing.

Please reference schedule of investments for security exposure to each Fund.

Distributed by Rafferty Capital Markets, LLC.

FINRA FX2012-0217-0318/H

The Yacktman Funds, Inc.

EXPENSE EXAMPLE
For the Six Months Ended December 31, 2011 (Unaudited)

As a shareholder of the Yacktman Funds (the “Funds”), you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses
The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table on the next page provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Yacktman Funds, Inc.

EXPENSE EXAMPLE (Cont’d.)
For the Six Months Ended December 31, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Funds through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

THE YACKTMAN FOCUSED FUND

			Expenses
	Beginning	Ending	paid during
	account	account	period
	value	value	07/01/11-
	07/01/11	12/31/11	12/31/111
Actual	$1,000.00	$ 993.20	$6.28

Hypothetical
(5% return
before expenses)	1,000.00	1,018.90	6.36

THE YACKTMAN FUND

			Expenses
	Beginning	Ending	paid during
	account	account	period
	value	value	07/01/11-
	07/01/11	12/31/11	12/31/111
Actual	$1,000.00	$ 988.70	$4.06

Hypothetical
(5% return
before expenses)	1,000.00	1,021.12	4.13

1
Expenses are equal to the Funds’ annualized expense ratios (1.25% for The Yacktman Focused Fund and 0.81% for The Yacktman Fund), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Yacktman Funds, Inc.

EQUITY PURCHASES & SALES
For the Six Months Ended December 31, 2011 (Unaudited)

	Current	Current
NEW PURCHASES	Shares Held	Shares Held
	The Yacktman	The Yacktman
	Focused Fund	Fund
Avon Products, Inc.	5,300,000	7,400,000
Avon Products, Inc. manufactures
and direct sells beauty and related
products. The Company markets its
products to consumers worldwide
through independent sales
representatives. Avon’s product line
includes beauty, fashion and home.

Bank of America Corp.	—	5,000,000
Bank of America Corporation accepts
deposits and offers banking, investing,
asset management, and other financial
and risk-management products and
services. The Company has a mortgage
lending subsidiary, and an investment
banking and securities brokerage subsidiary.

Goldman Sachs Group, Inc.	250,000	350,000
The Goldman Sachs Group, Inc., a
bank holding company, is a global
investment banking and securities
firm specializing in investment banking,
trading and principal investments,
asset management and securities
services. The Company provides
services to corporations, financial
institutions, governments, and
high-net worth individuals.

The Yacktman Funds, Inc.

	Current	Current
NEW PURCHASES	Shares Held	Shares Held
	The Yacktman	The Yacktman
	Focused Fund	Fund
Janus Capital Group, Inc.	—	4,560,000
Janus Capital Group, Inc. is a global
asset management firm offering
individual investors and institutional
clients asset management services.
The Company provides investment
management, administration,
distribution and related services to
individual and institutional investors
through mutual funds, separate
accounts and subadvised relationships.

Northern Trust Corp.	550,000	—
Northern Trust Corporation is a
financial holding company that
provides investment management,
asset and fund administration, fiduciary,
and banking solutions for corporations,
institutions, and affluent individuals.
Northern Trust’s banking operations
are its primary operations.

State Street Corp.	550,000	—
State Street Corporation services
institutional investors and manages
financial assets worldwide. The
Company’s products and services
include custody, accounting,
administration, daily pricing,
international exchange services,
cash management, financial asset
management, securities lending, and
investment advisory services.

(This Page Intentionally Left Blank.)

The Yacktman Focused Fund

TOP TEN EQUITY HOLDINGS
December 31, 2011 (Unaudited)

Percentage of
Net Assets
PepsiCo, Inc.	10.75%
News Corp., Class A	10.40%
Procter & Gamble Co.	8.56%
Microsoft Corp.	6.66%
C.R. Bard, Inc.	4.23%
Cisco Systems, Inc.	4.11%
Sysco Corp.	3.30%
Coca-Cola Co.	3.09%
Pfizer, Inc.	2.73%
U.S. Bancorp	2.44%
Total	56.27%

FUND DIVERSIFICATION*
December 31, 2011 (Unaudited)

*Calculated as a percentage of net assets as of December 31, 2011.

The Yacktman Focused Fund

EQUITY PURCHASES & SALES
For the Six Months Ended December 31, 2011 (Unaudited)

	Net Shares	Current
PURCHASES	Purchased	Shares Held
Avon Products, Inc.	5,300,000	5,300,000
The Bancorp, Inc.	111,574	336,000
Bank of New York Mellon Corp.	2,250,000	2,250,000
Becton, Dickinson & Co.	420,000	770,000
Cisco Systems, Inc.	1,200,000	10,100,000
Clorox Co.	150,000	950,000
ConocoPhilips	100,000	1,160,000
Corning, Inc.	2,980,000	3,800,000
Covidien Plc	300,000	800,000
C.R. Bard, Inc.	1,415,000	2,000,000
Goldman Sachs Group, Inc.	250,000	250,000
Hewlett-Packard Co.	1,300,000	3,200,000
Johnson & Johnson	150,000	1,500,000
Microsoft Corp.	2,250,000	11,400,000
News Corp., Class A	5,300,000	25,900,000
News Corp., Class B	19,600	19,600
Northern Trust Corp.	550,000	550,000
Patterson Companies., Inc.	430,000	430,000
PepsiCo, Inc.	2,600,000	7,200,000
Procter & Gamble Co.	1,400,000	5,700,000
Research In Motion Ltd.	2,250,000	3,150,000
State Street Corp.	550,000	550,000
Stryker Corp.	1,300,000	1,850,000
Sysco Corp.	1,400,000	5,000,000
U.S. Bancorp	500,000	4,000,000
Viacom, Inc., Class B	400,000	2,300,000
Wal-Mart Stores, Inc.	100,000	1,000,000

	Net Shares	Current
SALES	Sold	Shares Held
eBay, Inc.	200,000	—
Lancaster Colony Corp.	216,500	—

The Yacktman Focused Fund

PORTFOLIO OF INVESTMENTS
December 31, 2011

	Number
	of Shares	Value
COMMON STOCKS - 86.01%

Auto Manufacturers - 0.49%
Toyota Industries
Corporation - ADR (a)	800,000	$21,783,200

Beverages - 13.84%
Coca-Cola Co.	1,960,000	137,141,200
PepsiCo, Inc.	7,200,000	477,720,000
		614,861,200
Capital Markets - 2.51%
Bank of New York Mellon Corp.	2,250,000	44,797,500
Goldman Sachs Group, Inc.	250,000	22,607,500
Northern Trust Corp.	550,000	21,813,000
State Street Corp.	550,000	22,170,500
		111,388,500
Commercial Banks - 2.49%
The Bancorp, Inc. (a)	336,000	2,429,280
U.S. Bancorp	4,000,000	108,200,000
		110,629,280
Communications
Equipment - 1.03%
Cisco Systems, Inc.	10,100,000	182,608,000
Research In Motion Ltd. (a)	3,150,000	45,675,000
		228,283,000
Computers & Peripherals - 1.85%
Hewlett-Packard Co.	3,200,000	82,432,000

Diversified Consumer
Services - 5.14%
Apollo Group, Inc., Class A (a)	1,200,000	64,644,000
H&R Block, Inc.	3,800,000	62,054,000
		126,698,000
Diversified Financial
Services - 0.02%
Resource America, Inc., Class A	215,000	1,023,400

See notes to financial statements.

	Number
	of Shares	Value
Electronic Equipment, Instruments
& Components - 1.11%
Corning, Inc.	3,800,000	$49,324,000

Food & Staples Retailing - 3.30%
Sysco Corp.	5,000,000	146,650,000

Health Care Equipment
& Supplies - 8.41%
Becton, Dickinson & Co.	770,000	57,534,400
C.R. Bard, Inc.	2,200,000	188,100,000
Covidien Plc	800,000	36,008,000
Stryker Corp.	1,850,000	91,963,500
		373,605,900
Health Care Providers
& Services - 0.89%
Patterson Companies, Inc.	430,000	12,693,600
UnitedHealth Group, Inc.	530,000	26,860,400
		39,554,000
Household Products - 10.40%
Clorox Co.	950,000	63,232,000
Colgate-Palmolive Co.	200,000	18,478,000
Procter & Gamble Co.	5,700,000	380,247,000
		461,957,000
IT Services - 2.27%
Total System Services, Inc.	1,000,000	19,560,000

Media - 14.28%
Comcast Corp. , Class A	2,300,000	54,188,000
Liberty Interactive
Corp., Series A (a)	840,000	13,620,600
News Corp., Class A	25,900,000	462,056,000
News Corp., Class B	19,600	356,328
Viacom, Inc., Class B	2,300,000	104,443,000
		634,663,928
Oil, Gas & Consumable
Fuels - 2.95%
ConocoPhillips	1,160,000	84,529,200

See notes to financial statements.

The Yacktman Focused Fund

PORTFOLIO OF INVESTMENTS (Cont’d.)
December 31, 2011

	Number
	of Shares	Value
Oil, Gas & Consumable
Fuels - 2.95% (Continued)
Exxon Mobil Corp.	550,000	$46,618,000
		131,147,200
Personal Products - 2.08%
Avon Products, Inc.	5,300,000	92,591,000

Pharmaceuticals - 4.94%
Johnson & Johnson	1,500,000	98,370,000
Pfizer, Inc.	5,600,000	121,184,000
		219,554,000
Software - 6.66%
Microsoft Corp.	11,400,000	295,944,000

Specialty Retail - 1.35%
Wal-Mart Stores, Inc.	1,000,000	59,760,000
TOTAL COMMON STOCKS
(Cost $3,453,306,079)		3,821,409,608

	Principal
	Amount	Value
CORPORATE BONDS - 0.17%

Media - 0.17%
Liberty Interactive LLC
8.250%, 02/01/2030	$8,000,000	7,730,000
TOTAL CORPORATE BONDS
(Cost $7,377,605)		7,730,000

SHORT-TERM INVESTMENTS - 13.34%

Commercial Paper - 0.55%
American Express Co.
0.003%, 01/03/2012	24,366,000	24,365,993

Demand Note - 0.01%
U.S. Bancorp
0.00%	373,167	373,167

See notes to financial statements.

	Principal
	Amount	Value
U.S. Treasury Bills - 12.78%
U.S. Treasury Bill
0.016%, 01/05/2012	$44,508,000	$44,507,901
0.001%, 01/19/2012	22,941,000	22,940,989
0.008%, 02/02/2012	41,396,000	41,395,709
0.001%, 02/09/2012	21,832,000	21,831,976
0.004%, 02/16/2012	64,427,000	64,426,622
0.005%, 02/23/2012	78,130,000	78,129,425
0.017%, 03/15/2012	30,523,000	30,521,931
0.014%, 03/22/2012	50,736,000	50,734,326
0.017%, 04/19/2012	30,575,000	30,573,410
0.019%, 04/26/2012	24,366,000	24,364,465
0.022%, 05/03/2012	60,760,000	60,755,382
0.032%, 05/17/2012	33,877,000	33,872,867
0.037%, 05/31/2012	25,917,000	25,912,983
0.051%, 06/21/2012	38,069,000	38,059,673
		568,027,659
TOTAL SHORT-TERM
INVESTMENTS
(Cost $592,781,779)		592,766,819
Total Investments
(Cost $4,053,465,463) - 99.52%		4,421,906,427
Other Assets in Excess
of Liabilities - 0.48%		21,292,873
TOTAL NET ASSETS - 100.00%		$4,443,199,300

Percentages are stated as a percent of net assets.
ADR  American Depository Receipt
PLC  Public Limited Company
(a)Non-Income Producing

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See notes to financial statements.

The Yacktman Fund

TOP TEN EQUITY HOLDINGS
December 31, 2011 (Unaudited)

Percentage of
Net Assets
PepsiCo, Inc.	10.54%
News Corp., Class A	10.43%
Procter & Gamble Co.	4.93%
Microsoft Corp.	4.83%
Cisco Systems, Inc.	4.54%
Johnson & Johnson	3.65%
Coca-Cola Co.	3.61%
C.R. Bard, Inc.	3.46%
Sysco Corp.	3.45%
U.S. Bancorp	2.79%
Total	52.23%

FUND DIVERSIFICATION*
December 31, 2011 (Unaudited)

*Calculated as a percentage of net assets as of December 31, 2011.

The Yacktman Fund

EQUITY PURCHASES & SALES
For the Six Months Ended December 31, 2011 (Unaudited)

	Net Shares	Current
PURCHASES	Purchased	Shares Held
Avon Products, Inc.	7,400,000	7,400,000
The Bancorp, Inc.	50,546	760,000
Bank of America Corp.	5,000,000	5,000,000
Bank of New York Mellon Corp.	2,000,000	4,200,000
Becton, Dickinson & Co.	50,000	800,000
C.R. Bard, Inc.	1,195,000	2,550,000
Cisco Systems, Inc.	800,000	15,800,000
Corning, Inc.	3,970,000	5,500,000
Exxon Mobil Corp.	50,000	1,150,000
Goldman Sachs Group, Inc.	350,000	350,000
Hewlett-Packard Co.	1,750,000	5,150,000
Janus Capital Group, Inc.	4,560,000	4,560,000
Johnson & Johnson	200,000	3,500,000
Microsoft Corp.	1,100,000	11,700,000
News Corp., Class A	4,300,000	36,800,000
Patterson Companies, Inc.	1,550,000	2,050,000
PepsiCo., Inc.	2,500,000	10,000,000
Procter & Gamble Co.	400,000	4,650,000
Research In Motion Ltd.	3,000,000	4,500,000
Stryker Corp.	1,578,617	2,498,617
Sysco Corp.	1,200,000	7,400,000
U.S. Bancorp	700,000	6,500,000
Wal-Mart Stores, Inc.	200,000	1,700,000

The Yacktman Fund

PORTFOLIO OF INVESTMENTS
December 31, 2011

	Number
	of Shares	Value
COMMON STOCKS - 89.15%

Beverages - 14.16%
Coca-Cola Co.	3,250,000	$227,402,500
PepsiCo, Inc.	10,000,000	663,500,000
		890,902,500
Capital Markets - 2.29%
Bank of New York Mellon Corp.	4,200,000	83,622,000
Goldman Sachs Group, Inc.	350,000	31,650,500
Janus Capital Group, Inc.	4,560,000	28,773,600
		144,046,100
Commercial Banks - 2.88%
The Bancorp, Inc. (a)	760,000	5,494,800
U.S. Bancorp	6,500,000	175,825,000
		181,319,800
Communications
Equipment - 5.58%
Cisco Systems, Inc.	15,800,000	285,664,000
Research In Motion Ltd. (a)	4,500,000	65,250,000
		350,914,000
Computers & Peripherals - 2.11%
Hewlett-Packard Co.	5,150,000	132,664,000

Consumer Finance - 0.18%
American Express Co.	235,000	11,084,950

Diversified Consumer
Services - 3.45%
Apollo Group, Inc., Class A (a)	2,050,000	110,433,500
H&R Block, Inc.	6,500,000	106,145,000
		216,578,500
Diversified Financial
Services - 0.49%
Bank of America Corp.	5,000,000	27,800,000
Resource America, Inc., Class A	659,226	3,137,916
		30,937,916

See notes to financial statements.

	Number
	of Shares	Value
Electronic Equipment, Instruments
& Components - 1.13%
Corning, Inc.	5,500,000	$71,390,000

Food & Staples Retailing - 3.45%
Sysco Corp.	7,400,000	217,042,000

Food Products - 0.51%
Lancaster Colony Corp.	460,000	31,896,400

Health Care Equipment
& Supplies - 7.24%
Becton, Dickinson & Co.	800,000	59,776,000
C.R. Bard, Inc.	2,550,000	218,025,000
Covidien Plc	850,000	38,258,500
Medtronic, Inc.	400,000	15,300,000
Stryker Corp.	2,498,617	124,206,251
		455,565,751
Health Care Providers
& Services - 1.93%
Patterson Companies, Inc.	2,050,000	60,516,000
UnitedHealth Group, Inc.	1,200,000	60,816,000
		121,332,000
Household Products - 7.39%
Clorox Co.	1,400,000	93,184,000
Colgate-Palmolive Co.	670,000	61,901,300
Procter & Gamble Co.	4,650,000	310,201,500
		465,286,800
Internet Software
& Services - 0.60%
eBay, Inc. (a)	1,250,000	37,912,500

IT Services - 0.56%
Total System Services, Inc.	1,800,000	35,208,000

Media - 15.46%
Comcast Corp.	4,700,000	110,732,000
Liberty Interactive
Corp., Series A (a)	2,900,000	47,023,500
News Corp., Class A	36,800,000	656,512,000

See notes to financial statements.

The Yacktman Fund

PORTFOLIO OF INVESTMENTS (Cont’d.)
December 31, 2011

	Number
	of Shares	Value
Media - 15.46% (Continued)
Viacom, Inc., Class B	3,500,000	$158,935,000
		973,202,500
Oil, Gas & Consumable Fuels - 4.04%
ConocoPhillips	2,150,000	156,670,500
Exxon Mobil Corp.	1,150,000	97,474,000
		254,144,500
Personal Products - 2.05%
Avon Products, Inc.	7,400,000	129,278,000

Pharmaceuticals - 6.33%
Johnson & Johnson	3,500,000	229,530,000
Pfizer, Inc.	7,800,000	168,792,000
		398,322,000
Semiconductor & Semiconductor
Equipment - 0.88%
Intel Corp.	2,300,000	55,775,000

Software - 4.83%
Microsoft Corp.	11,700,000	303,732,000

Specialty Retail - 1.61%
Wal-Mart Stores, Inc.	1,700,000	101,592,000
TOTAL COMMON STOCKS
(Cost $4,967,664,331)		5,610,127,217

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 10.38%

Commercial Paper - 0.65%
American Express Co.
0.003%, 01/03/2012	$41,206,000	41,205,988

Demand Note - 0.01%
U.S. Bancorp
0.00%	380,960	380,960

See notes to financial statements.

	Principal
	Amount	Value
U.S. Treasury Bills - 9.72%
U.S. Treasury Bill
0.007%, 02/02/2012	$82,183,000	$82,182,454
0.020%, 02/09/2012	29,248,000	29,247,366
0.005%, 02/23/2012	33,442,000	33,441,754
0.017%, 03/29/2012	35,127,000	35,125,525
0.022%, 05/03/2012	83,972,000	83,965,618
0.032%, 05/17/2012	102,861,000	102,848,451
0.037%, 05/31/2012	41,965,000	41,958,495
0.051%, 06/21/2012	203,185,000	203,135,220
		611,904,883
TOTAL SHORT-TERM
INVESTMENTS
(Cost $653,542,638)		653,491,831
Total Investments
(Cost $5,621,206,969) - 99.53%		6,263,619,048
Other Assets in Excess
of Liabilities - 0.47%		29,463,562
TOTAL NET ASSETS - 100.00%		$6,293,082,610

Percentages are stated as a percent of net assets.
PLC  Public Limited Company
(a)Non-Income Producing

See notes to financial statements.

The Yacktman Funds, Inc.

STATEMENTS OF ASSETS & LIABILITIES
December 31, 2011

	The Yacktman	The Yacktman
	Focused Fund	Fund
ASSETS:
Investments, at value
(Cost $4,053,465,463 and
$5,621,206,969 respectively)	$4,421,906,428	$6,263,619,048
Receivable for
fund shares sold	54,992,544	42,036,311
Dividends and
interest receivable	7,467,688	10,616,140
Prepaid expenses	199,919	186,620
Total Assets	4,484,566,579	6,316,458,119
LIABILITIES:
Payable for fund
shares redeemed	4,123,353	8,670,761
Payable for
investments purchased	32,684,458	10,111,052
Accrued investment
advisory fees	3,578,466	2,913,951
Other accrued expenses	981,002	1,679,745
Total Liabilities	41,367,279	23,375,509
NET ASSETS	$4,443,199,300	$6,293,082,610
NET ASSETS CONSIST OF:
Capital stock	$4,077,032,589	$5,654,464,126
Undistributed net
investment income	423	5,269
Undistributed accumulated
net realized loss	(2,274,677)	(3,798,864)
Net unrealized appreciation
Investments	368,440,965	642,412,079
Total Net Assets	$4,443,199,300	$6,293,082,610
CAPITAL STOCK, $0.0001 par value
Authorized	500,000,000	500,000,000
Issued and Outstanding	236,653,112	359,303,658
NET ASSET VALUE, REDEMPTION
PRICE, AND OFFERING PRICE
PER SHARE (Note 2)	$18.78	$17.51

See notes to financial statements.

The Yacktman Funds, Inc.

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2011

	The Yacktman	The Yacktman
	Focused Fund	Fund
INVESTMENT INCOME:
Dividend income(1)	$65,277,579	$104,958,682
Interest income	932,117	751,126
Total investment income	66,209,696	105,709,808
EXPENSES:
Investment advisory fees	30,961,107	28,633,960
Shareholder servicing fees	5,573,605	8,697,805
Administration and accounting fees	1,041,905	1,730,580
Federal and state registration fees	561,608	815,823
Reports to shareholders	202,580	361,420
Custody fees	172,280	279,065
Directors fees and expenses	42,850	67,640
Professional fees	32,779	42,450
Compliance expenses	33,585	55,320
Miscellaneous expenses	26,673	48,442
Net Expenses	38,648,972	40,732,505
NET INVESTMENT INCOME	27,560,724	64,977,303
REALIZED AND UNREALIZED GAIN:
Net realized gain (loss) on
Investments	20,804,139	18,993,470
Written Options	59,729	—
Total	20,863,868	18,993,470
Change in unrealized
appreciation (depreciation) on
Investments	156,568,966	226,166,229
Written Options	(833,979)	—
Total	155,734,987	226,166,229
Net realized and unrealized
gain on investments	176,598,855	245,159,699
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$204,159,579	$310,137,002

(1)Net of $35,439 and $0, respectively in foreign withholding taxes.

See notes to financial statements.

The Yacktman Funds, Inc.

STATEMENTS OF CHANGES
IN NET ASSETS

OPERATIONS:
Net investment income
Net realized gain on investments
Net change in unrealized appreciation on investments
Net increase in net assets resulting from operations

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold
Proceeds from reinvestment of distributions
Redemption fees

Payments for shares redeemed
Net increase

DISTRIBUTIONS PAID FROM:
Net investment income
Net realized gains
Total distributions

TOTAL INCREASE IN NET ASSETS

NET ASSETS:
Beginning of period
End of period (including undistributed net investment income of $423, $1,267, $5,269, and $6,569, respectively)

TRANSACTIONS IN SHARES:
Shares sold
Issued in reinvestment of distributions
Shares redeemed
Net increase

See notes to financial statements.

The Yacktman Focused Fund		The Yacktman Fund

Year Ended	Year Ended	Year Ended	Year Ended
December 31,	December 31,	December 31,	December 31,
2011	2010	2011	2010

$27,560,724	$11,317,997	$64,977,303	$30,258,360
20,863,868	28,703,833	18,993,470	89,401,060
155,734,987	117,427,840	226,166,229	184,285,383
204,159,579	157,449,670	310,137,002	303,944,803

3,148,739,337	1,659,807,320	3,853,558,468	2,628,081,237
43,205,204	35,211,871	74,256,597	107,073,601
363,938	153,817	446,315	331,217
3,192,308,479	1,695,173,008	3,928,261,380	2,735,486,055
(903,851,317)	(483,537,199)	(1,277,454,765)	(904,378,793)
2,288,457,162	1,211,635,809	2,650,806,615	1,831,107,262

(27,560,769)	(11,317,968)	(64,978,603)	(30,259,482)
(21,449,602)	(27,835,852)	(19,374,588)	(89,528,134)
(49,010,371)	(39,153,820)	(84,353,191)	(119,787,616)

2,443,606,370	1,329,931,659	2,876,590,426	2,015,264,449

1,999,592,930	669,661,271	3,416,492,184	1,401,227,735

$4,443,199,300	$1,999,592,930	$6,293,082,610	$3,416,492,184

170,577,353	98,654,763	222,940,629	164,842,717
2,294,475	1,992,751	4,226,328	6,477,518
(49,315,952)	(29,067,513)	(74,434,686)	(56,835,852)
123,555,876	71,580,001	152,732,271	114,484,383

See notes to financial statements.

The Yacktman Funds, Inc.

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each year

NET ASSET VALUE:
Beginning of year

OPERATIONS:
Net investment income
Net realized and unrealized gain (loss)
  on investment securities
Total from operations
Redemption Fee Proceeds

LESS DISTRIBUTIONS:
From net investment income
From net realized gains
Total distributions

NET ASSET VALUE:
End of year

TOTAL RETURN

SUPPLEMENTAL DATA AND RATIOS
Net assets; end of year (000's)
Ratio of expenses before expense reimbursements
  to average net assets (See Note 4)
Ratio of net expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover rate

See notes to financial statements.

The Yacktman Focused Fund

Year Ended December 31,
2011	2010	2009	2008	2007

$17.68	$16.13	$9.97	$14.00	$16.00

0.12	0.10	0.05	0.15	0.23

1.19	1.81	6.21	(3.45)	0.34
1.31	1.91	6.26	(3.30)	0.57
— *	— *	— *	— *	— *

(0.12)	(0.10)	(0.05)	(0.16)	(0.23)
(0.09)	(0.26)	(0.05)	(0.57)	(2.34)
(0.21)	(0.36)	(0.10)	(0.73)	(2.57)

$18.78	$17.68	$16.13	$9.97	$14.00

7.41%	11.84%	62.76%	(23.48%)	3.46%

$4,443,199	$1,999,593	$669,661	$65,467	$67,052

1.25%	1.27%	1.28%	1.35%	1.38%
1.25%	1.25%	1.25%	1.25%	1.25%
0.89%	0.93%	0.79%	1.31%	1.23%
2.08%	6.06%	8.26%	67.11%	30.49%

*Amount represents less than $0.01 per share.

See notes to financial statements.

The Yacktman Funds, Inc.

FINANCIAL HIGHLIGHTS (Cont’d.)

For a Fund share outstanding throughout each year

NET ASSET VALUE:
Beginning of year

OPERATIONS:
Net investment income
Net realized and unrealized gain (loss)
  on investment securities
Total from operations
Redemption Fee Proceeds

LESS DISTRIBUTIONS:
From net investment income
From net realized gains
Total distributions

NET ASSET VALUE:
End of year

TOTAL RETURN

SUPPLEMENTAL DATA AND RATIOS
Net assets; end of year (000's)
Ratio of net expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover rate

See notes to financial statements.

The Yacktman Fund

Year Ended December 31,
2011	2010	2009	2008	2007

$16.54	$15.22	$9.68	$13.39	$15.79

0.18	0.15	0.10	0.17	0.35

1.02	1.77	5.64	(3.66)	0.21
1.20	1.92	5.74	(3.49)	0.56
— *	— *	— *	— *	— *

(0.18)	(0.15)	(0.10)	(0.18)	(0.34)
(0.05)	(0.45)	(0.10)	(0.04)	(2.62)
(0.23)	(0.60)	(0.20)	(0.22)	(2.96)

$17.51	$16.54	$15.22	$9.68	$13.39

7.30%	12.64%	59.31%	(26.05%)	3.39%

$6,293,083	$3,416,492	$1,401,228	$296,659	$291,574
0.80%	0.85%	0.93%	0.95%	0.95%
1.28%	1.30%	1.43%	1.92%	1.71%
2.76%	9.73%	14.29%	32.77%	23.82%

*Amount represents less than $0.01 per share.

See notes to financial statements.

The Yacktman Funds, Inc.

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2011

1. ORGANIZATION
The Yacktman Funds, Inc. (comprised of The Yacktman Focused Fund and the Yacktman Fund, hereafter referred to as the “Funds”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).  The Funds consist of two investment portfolios: The Yacktman Focused Fund is a non-diversified fund that commenced operations May 1, 1997 and The Yacktman Fund is a diversified fund that commenced operations July 6, 1992.  The objective of each of the Funds is to produce long-term capital appreciation with current income as a secondary objective.  Yacktman Asset Management Co. is the Funds’ investment adviser (the “Adviser”).

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

a) Investment Valuation – Securities which are traded on a national stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Securities that are traded on the Nasdaq National Market or the Nasdaq Smallcap Market are valued at the Nasdaq Official Closing Price.  Exchange-traded securities for which there were no transactions are valued at the current bid prices.  Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices.  Short-term debt instruments maturing within 60 days are valued by the amortized cost method, which approximates fair value.  Debt securities (other than short-term instruments) are valued at the mean price furnished by a national pricing service, subject to review by the Adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.  Options written or purchased by The Yacktman Focused Fund are valued at the last sales price if such last sales price is between the current bid and asked prices.  Otherwise, options are valued at the mean between the current bid and asked prices.  Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Directors.  The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale.  Valuing securities for which there are no readily available market quotations involves greater reliance on judgement and there can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset value per share.

Valuation Measurements
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

The Yacktman Funds, Inc.

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2011 (Cont’d.)

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2011:

THE YACKTMAN FOCUSED FUND
	Level 1	Level 2		Level 3	Total
Common Stock*	$3,799,626,408	$21,783,200	**	$—	$3,821,409,608
Corporate Bonds*	—	7,730,000		—	7,730,000
Short-Term
Investments	—	592,766,820		—	592,766,820
Total Investments
in Securities	$3,799,626,408	$622,280,020		$—	$4,421,906,428

*	Please refer to the portfolio of investments to view securities by industry type.
**	Amount represents a security in the Auto Manufacturers industry.

THE YACKTMAN FUND
	Level 1	Level 2	Level 3	Total
Common Stock*	$5,610,127,217	$—	$—	$5,610,127,217
Short-Term
Investments	—	653,491,831	—	653,491,831
Total Investments
in Securities	$5,610,127,217	$653,491,831	$—	$6,263,619,048

*	Please refer to the portfolio of investments to view securities by industry type.

The Funds did not invest in any Level 3 investments during the year.  There were no significant transfers into or out of Level 1 or Level 2 during the year.  It is the Funds’ policy to consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

b) Option Writing – The Yacktman Focused Fund may use options to generate income and to hedge against losses caused by declines in the prices of stocks in its portfolio or for any other permissible purposes consistent with the Fund’s investment objective.  When The Yacktman Focused Fund writes an option, an amount equal to the premium received by The Yacktman Focused Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by The Yacktman Focused Fund on the expiration date as realized gains from written options.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether The Yacktman Focused Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by The Yacktman Focused Fund.  The Yacktman Focused Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Yacktman Funds, Inc.

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2011 (Cont’d.)

The Effect of Derivative Instruments on the Statement of Operations as of December 31, 2011

Amount of Realized Gain on
Derivatives Recognized in Income
Derivatives not accounted
for as hedging instruments	Written Options	Total
Equity Contracts	$59,729	$59,729
Total	$59,729	$59,729

Change in Unrealized Depreciation
on Derivatives Recognized in Income
Derivatives not accounted
for as hedging instruments	Written Options	Total
Equity Contracts	$(833,979)	$(833,979)
Total	$(833,979)	$(833,979)

See Note 4 for additional disclosure related to transactions in written options during the year.

c) Federal Income Taxes – It is each Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to its shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income tax provision is required.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The Funds have reviewed all open tax years and major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the year, the Funds did not incur any interest or penalties.  The Funds are not subject to examination by U.S. federal tax authorities for any tax years before 2008.

d) Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes.  Additionally, the Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.  Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.  No such reclassifications were made for the year ended December 31, 2011.

e) Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

f) Redemption Fee – Effective April 1, 2005, those who buy and sell the Funds within thirty calendar days will incur a 2% redemption fee, retained for the benefit of long-term shareholders, recorded as additional capital in the statement of changes in net assets.

g) Other – Investment transactions and shareholder transactions are accounted for on the trade date.  Net realized gains and losses on securities are computed on the basis of high original cost.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities.  Withholding taxes

The Yacktman Funds, Inc.

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2011 (Cont’d.)

on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.  Expenses incurred by the Funds that do not relate to a specific Fund are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Board of Directors.)

3. INVESTMENT TRANSACTIONS
For the year ended December 31, 2011, the aggregate purchases and sales of securities, excluding short-term securities, were $1,996,033,953 and $57,039,848 for The Yacktman Focused Fund and $2,486,132,171 and $123,751,801 for The Yacktman Fund, respectively.  For the year ended December 31, 2011, there were no long-term purchases or sales of U.S. Government securities for The Yacktman Focused Fund and The Yacktman Fund.

4. OPTION CONTRACTS WRITTEN
The premium amount and number of option contracts written during the year ended December 31, 2011 in The Yacktman Focused Fund were as follows:

	Amount of	Number of
	Premiums	Contracts
Outstanding at 1/1/2011	$1,208,979	6,000
Options written	—	—
Options exercised	(1,149,250)	(5,638)
Options expired	(59,729)	(362)
Options closed	—	—
Outstanding at 12/31/2011	$—	—

See Note 2 for additional disclosure related to transactions in written options during the year.

5. INVESTMENT ADVISORY AGREEMENT
The Funds have agreements with the Adviser, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds.  Under the terms of these agreements, The Yacktman Focused Fund will pay the Adviser a monthly fee at the annual rate of 1% of its average daily net assets, and The Yacktman

Fund will pay the Adviser a monthly fee at the annual rate of 0.65% on the first $500,000,000 of average daily net assets, 0.60% on the next $500,000,000 of average daily net assets and 0.55% on average daily net assets in excess of $1,000,000,000.  The Adviser has voluntarily agreed to reimburse The Yacktman Focused Fund for all expenses exceeding 1.25% of its average daily net assets (exclusive of interest, taxes, brokerage commissions and extraordinary expenses).  The Adviser has contractually agreed to reimburse The Yacktman Fund for all expenses exceeding 2.00% of its average daily net assets (exclusive of interest, taxes, brokerage commissions and extraordinary expenses).  The Funds are not obligated to reimburse the Adviser for any fees or expenses waived in previous fiscal years.

6. LINE OF CREDIT
The Yacktman Focused Fund and The Yacktman Fund have established a line of credit (“LOC”) with U.S. Bank, N.A. to be used for temporary or emergency purposes, primarily for financing redemption payments, using the securities in each Fund’s respective portfolio as collateral.  The LOC will mature, unless renewed, on March 31, 2012 for each of the Funds.  For The Yacktman Focused Fund, borrowing under the LOC is limited to the lesser of $15,000,000, 33 1/3% of the value of the assets of the Fund, or the sum of the value of certain assets of the Fund, as defined in the LOC.  For The Yacktman Fund, borrowing under the LOC is limited to the lesser of $15,000,000, or 33 1/3% of the value of unencumbered assets of the Fund.  The interest rate paid by the Funds on outstanding borrowings is equal to the Prime Rate, less 0.50%, which was 2.75% as of December 31, 2011.  During the year ended December 31, 2011, there were no borrowings for The Yacktman Focused Fund or The Yacktman Fund.

The Yacktman Funds, Inc.

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2011 (Cont’d.)

7. TAX INFORMATION
As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

	The Yacktman	The Yacktman
	Focused Fund	Fund
Tax cost of investments	$4,055,728,851	$5,625,011,922
Gross unrealized
appreciation	457,510,483	803,472,164
Gross unrealized
depreciation	(91,332,906)	(164,865,038)
Net tax unrealized
appreciation	366,177,577	638,607,126
Undistributed
ordinary income	423	8,731
Undistributed long-term
capital gains	716	2,627
Accumulated earnings	1,139	11,358
Other accumulated
gains (losses)	(12,005)	—
Total accumulated
earnings	$366,166,711	$638,618,484

The tax basis of investments for tax and financial reporting purposes differs, principally due to the deferral of losses on wash sales.

As of December 31, 2011, The Yacktman Focused Fund had $12,005 of post-October losses, which are deferred until January 1, 2012, for tax purposes.  Net capital losses incurred after October 31 and within the taxable year are deferred to arise on the first day of The Yacktman Focused Fund’s next taxable year.

The tax character of distributions paid during the fiscal years ended December 31, 2011 and December 31, 2010 were as follows:

	The Yacktman	The Yacktman
	Focused Fund	Fund
2011
Ordinary income	$36,428,123	$67,564,948
Long-term capital gains	$12,582,248	$16,788,243

2010
Ordinary income	$13,809,855	$33,567,621
Long-term capital gains	$25,343,965	$86,219,995

The Yacktman Funds, Inc.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
The Yacktman Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of The Yacktman Funds, Inc., comprising The Yacktman Focused Fund and The Yacktman Fund (the “Funds”) as of December 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended.  These financial statements and financial highlights are the responsibility of Fund management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for the period indicated prior to December 31, 2008, was audited by another independent registered public accounting firm, who expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2011 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting The Yacktman Funds, Inc., as of December 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio
February 23, 2012

The Yacktman Funds, Inc.

ADDITIONAL INFORMATION
(Unaudited)

For the year ended December 31, 2011, 100% and 100% of the dividends paid from net investment income, including short-term capital gains, for The Yacktman Focused Fund and The Yacktman Fund, respectively, qualify for the dividends received deduction available to corporate shareholders.

For the year ended December 31, 2011, 100% and 100% of the dividends paid from net investment income, including short-term capital gains, for The Yacktman Focused Fund and The Yacktman Fund, respectively, are designated as qualified dividend income.

The Funds hereby designate approximately 24.34% and 3.83% as short-term capital gain distributions for The Yacktman Focused Fund and The Yacktman Fund, respectively, for the purposes of the dividends paid deduction.

PROXY VOTING POLICIES
AND PROCEDURES

For a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, please call 1-800-525-8258 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the Web site of the Securities and Exchange Commission at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the twelve month period ended June 30, 2011, is available without charge, upon request, by calling 1-800-525-8258 or by accessing the Web site of the Securities and Exchange Commission.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds will file complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q will be available on the Web site of the Securities and Exchange Commission at http://www.sec.gov.

The Yacktman Funds, Inc.

DIRECTOR AND OFFICER INFORMATION
(Unaudited)

			Current
			position held
Name	Age	Address	with the Funds
Independent Directors
Bruce B. Bingham	63	c/o Yacktman Asset	Director
		Management Co.
		6300 Bridgepoint Parkway
		Building One, Suite 320
		Austin, TX 78730

Albert J. Malwitz	75	c/o Yacktman Asset	Director
		Management Co.
		6300 Bridgepoint Parkway
		Building One, Suite 320
		Austin, TX 78730

George J. Stevenson	72	c/o Yacktman Asset	Director
		Management Co.
		6300 Bridgepoint Parkway
		Building One, Suite 320
		Austin, TX 78730

Interested Director*
Donald A. Yacktman	70	c/o Yacktman Asset	Director
		Management Co.
		6300 Bridgepoint Parkway	President
		Building One, Suite 320	Treasurer
		Austin, TX 78730

Officers
Stephen Yacktman	41	c/o Yacktman Asset	Vice
		Management Co.	President
		6300 Bridgepoint Parkway	Secretary
		Building One, Suite 320
		Austin, TX 78730

*  The Interested Director serves as director and officer of The Yacktman Funds.
Additional information about the Funds’ directors is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-800-525-8258.

	Principal	Number	Other
	occupation	of portfolios	directorships
Term of office	during the	overseen	held outside
and length of	past five	within the	the Fund
time served	years	Fund complex	complex

Indefinite,	Mr. Bingham has been a	2	None
until	partner in Hamilton
successor	Partners, a real estate
elected	development firm, for
more than five years
13 years

Indefinite,	Mr. Malwitz has been	2	None
until	owner and chief executive
successor	officer of Arlington Fastener
elected	Co., a manufacturer and
distributor of industrial
13 years	fasteners, for more
than five years

Indefinite,	Mr. Stevenson has been	2	None
until	President of Stevenson &
successor	Company, a registered
elected	business broker, and
President of Healthmate
13 years	Products Co., a fruit juice
concentrate manufacturing
company, for more
than five years

Indefinite,	Mr. Yacktman has been	2	None
until	President of Yacktman
successor	Asset Management Co.
elected	since April, 1992

20 years

Indefinite,	Mr. Yacktman has been	N/A	None
until	Vice President of Yacktman
successor	Asset Management Co.
elected	for more than five years

9 years

The Yacktman Funds, Inc.

DIRECTOR AND OFFICER INFORMATION
(Unaudited) (Cont’d.)

Current
position held
Name	Age	Address	with the Funds

Kent A. Arnett	70	c/o Yacktman Asset	Vice
		Management Co.	President
		6300 Bridgepoint Parkway	Chief
		Building One, Suite 320	Compliance
		Austin, TX 78730	Officer

Jason Subotky	41	c/o Yacktman Asset	Vice
		Management Co.	President
6300 Bridgepoint Parkway
Building One, Suite 320
Austin, TX 78730

	Principal	Number	Other
	occupation	of portfolios	directorships
Term of office	during the	overseen	held outside
and length of	past five	within the	the Fund
time served	years	Fund complex	complex

Indefinite,	Mr. Arnett has been	N/A	None
until	Vice President and
successor	Chief Compliance Officer
elected	of Yacktman Asset
Management Co. for
7 years	five years

Indefinite,	Mr. Subotky has been	N/A	None
until	Vice President and
successor	Portfolio Manager for
elected	Yacktman Asset
Management for more
4 years	than five years

The Yacktman Funds, Inc.

PRIVACY POLICY

We collect the following nonpublic personal information about you:

•Information we receive from you on or in applications or other forms, correspondence or conversations.

•Information about your transactions with us, our affiliates or others.

We do not disclose any nonpublic personal information about our current or former shareholders to anyone, except as permitted by law.  For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary may govern how your nonpublic personal information would be shared with nonaffiliated third parties.

(This Page Intentionally Left Blank.)

For Fund information and
shareholder services, call
1-800-525-8258
Web site: www.yacktman.com

The Yacktman Funds, Inc.
Shareholder Services Center
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207

This report is submitted for the general information of shareholders of The Yacktman Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds’ investment policies, as well as fees and expenses and other pertinent information. Read the Prospectus carefully.

YA-410-0212

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2011	FYE 12/31/2010
Audit Fees	$34,000	$32,000
Audit-Related Fees	$0	$0
Tax Fees	$5,000	$5,000
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

There were no services that were approved applicable to non-audit services pursuant to waiver of pre-approval requirement.

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2011	FYE 12/31/2010
Registrant	$5,000	$5,000
Registrant’s Investment Adviser	$5,000	$5,000

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Chief Executive Officer] and [Treasurer/Chief Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Yacktman Funds, Inc.

By (Signature and Title)*   /s/ Donald A. Yacktman
Donald A. Yacktman, President

Date   2/26/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Donald A. Yacktman
Donald A. Yacktman, President/Treasurer

Date   2/26/12